Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation
Net deferred tax balance	$ (907)	$ (1,806)	$ (2,854)	$ (1,371)
Deductible temporary differences for which no deferred tax asset is recognised	$ 444	420	542
Minimum
Taxation
Unrecognised deferred tax assets expiration period (in years)	1 year
Maximum
Taxation
Unrecognised deferred tax assets expiration period (in years)	20 years
Before the offset of balances within countries
Taxation
Deferred tax assets	$ 4,895	4,638	3,987
Deferred tax liabilities	(5,802)	(6,444)	(6,841)
Net deferred tax balance	(907)	(1,806)	(2,854)
After the offset of balances within countries
Taxation
Deferred tax assets	2,379	2,189	1,102
Deferred tax liabilities	(3,286)	(3,995)	(3,956)
Net deferred tax balance	(907)	(1,806)	(2,854)
Intangibles, property, plant & equipment
Taxation
Net deferred tax balance	(3,368)	(3,852)	(5,149)	(3,261)
Intangibles, property, plant & equipment | Before the offset of balances within countries
Taxation
Deferred tax assets	1,071	1,226	875
Deferred tax liabilities	(4,439)	(5,078)	(6,024)
Net deferred tax balance	(3,368)	(3,852)	(5,149)
Pension and post-retirement benefits
Taxation
Net deferred tax balance	495	509	465	427
Pension and post-retirement benefits | Before the offset of balances within countries
Taxation
Deferred tax assets	521	559	465
Deferred tax liabilities	(26)	(50)
Net deferred tax balance	495	509	465
Intercompany inventory transfers
Taxation
Net deferred tax balance	980	831	1,014	738
Intercompany inventory transfers | Before the offset of balances within countries
Taxation
Deferred tax assets	1,287	1,011	1,014
Deferred tax liabilities	(307)	(180)
Net deferred tax balance	980	831	1,014
Untaxed reserves
Taxation
Net deferred tax balance	(557)	(600)	(697)	(692)
Untaxed reserves | Before the offset of balances within countries
Taxation
Deferred tax liabilities	(557)	(600)	(697)
Net deferred tax balance	(557)	(600)	(697)
Losses and tax credits carried forward
Taxation
Net deferred tax balance	1,008	906	1,004	804
Losses and tax credits carried forward | Before the offset of balances within countries
Taxation
Deferred tax assets	1,103	957	1,004
Deferred tax liabilities	(95)	(51)
Net deferred tax balance	1,008	906	1,004
Accrued expenses and other
Taxation
Net deferred tax balance	535	400	509	$ 613
Accrued expenses and other | Before the offset of balances within countries
Taxation
Deferred tax assets	913	885	629
Deferred tax liabilities	(378)	(485)	(120)
Net deferred tax balance	$ 535	$ 400	$ 509